Leases (Details) - Schedule of Components of Operating Lease Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Operating Lease Expense [Abstract]
Fixed operating lease expense	$ 1,095,515	$ 700,091
Variable operating lease expense	485,048	354,845
Total operating lease expense	$ 1,580,563	$ 1,054,936